Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Less: allowance for doubtful accounts	$ (1,025)	$ (693)
Total	107,370	62,636
Trade Receivables [Member]
Accounts receivables, gross	$ 108,394	$ 63,329